Loan Operations and Lease Operations Portfolio - Summary of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations (Detail) - Expected credit losses [member] - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and lease operations [Line Items]
Beginning balance	R$ (36,469)	R$ (34,525)	R$ (32,033)
Derecognition	13,547	16,437	19,974
Net increase / (Reversal)	(10,587)	(18,381)	(22,466)
Closing balance	(33,509)	(36,469)	(34,525)
Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(11,452)	(11,089)	(8,059)
Derecognition	1,172	956	2,995
Net increase / (Reversal)	913	(1,319)	(6,025)
Closing balance	(9,367)	(11,452)	(11,089)
Small and medium businesses [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(5,404)	(6,366)	(7,216)
Derecognition	2,471	3,648	3,862
Net increase / (Reversal)	(1,599)	(2,686)	(3,012)
Closing balance	(4,532)	(5,404)	(6,366)
Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(14,830)	(14,790)	(15,639)
Derecognition	8,520	10,728	12,103
Net increase / (Reversal)	(8,115)	(10,768)	(11,254)
Closing balance	(14,425)	(14,830)	(14,790)
Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(547)	(675)	(950)
Derecognition	283	433	671
Net increase / (Reversal)	(259)	(305)	(396)
Closing balance	(523)	(547)	(675)
Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(6,684)	(5,693)	(6,051)
Derecognition	3,155	3,891	4,641
Net increase / (Reversal)	(2,548)	(4,882)	(4,283)
Closing balance	(6,077)	(6,684)	(5,693)
Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(5,138)	(6,038)	(6,454)
Derecognition	3,724	5,190	5,592
Net increase / (Reversal)	(4,033)	(4,290)	(5,176)
Closing balance	(5,447)	(5,138)	(6,038)
Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,368)	(2,284)	(2,106)
Derecognition	1,336	1,177	1,151
Net increase / (Reversal)	(1,247)	(1,261)	(1,329)
Closing balance	(2,279)	(2,368)	(2,284)
Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(93)	(100)	(78)
Derecognition	22	37	48
Net increase / (Reversal)	(28)	(30)	(70)
Closing balance	(99)	(93)	(100)
Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(4,783)	(2,280)	(1,119)
Derecognition	1,384	1,105	1,014
Net increase / (Reversal)	(1,786)	(3,608)	(2,175)
Closing balance	(5,185)	(4,783)	(2,280)
Stage 1 [Member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(6,447)	(5,686)	(9,332)
Transfer to Stage 2	1,070	262	418
Transfer to Stage 3	409	184	2,599
Cure from the Stage 2	(1,483)	(469)	(638)
Cure from the Stage 3	(134)	(101)	(232)
Net increase / (Reversal)	(346)	(637)	1,499
Closing balance	(6,931)	(6,447)	(5,686)
Stage 1 [Member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(451)	(616)	(2,826)
Transfer to Stage 2	7	7	136
Transfer to Stage 3	1	6	355
Cure from the Stage 2	(259)	(104)	(172)
Cure from the Stage 3	(85)	(23)
Net increase / (Reversal)	256	279	1,891
Closing balance	(531)	(451)	(616)
Stage 1 [Member] | Small and medium businesses [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,149)	(1,016)	(2,033)
Transfer to Stage 2	213	51	115
Transfer to Stage 3	75	29	603
Cure from the Stage 2	(177)	(79)	(170)
Cure from the Stage 3	(4)	(6)	(121)
Net increase / (Reversal)	(70)	(128)	590
Closing balance	(1,112)	(1,149)	(1,016)
Stage 1 [Member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(3,834)	(3,352)	(4,035)
Transfer to Stage 2	708	107	161
Transfer to Stage 3	313	118	1,387
Cure from the Stage 2	(388)	(220)	(188)
Cure from the Stage 3		(22)	(104)
Net increase / (Reversal)	(691)	(465)	(573)
Closing balance	(3,892)	(3,834)	(3,352)
Stage 1 [Member] | Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(123)	(135)	(230)
Transfer to Stage 2	55	15	15
Transfer to Stage 3	8	8	67
Cure from the Stage 2	(16)	(16)	(40)
Cure from the Stage 3		(2)	(13)
Net increase / (Reversal)	(65)	7	66
Closing balance	(141)	(123)	(135)
Stage 1 [Member] | Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,135)	(1,685)	(2,096)
Transfer to Stage 2	303	50	32
Transfer to Stage 3	70	21	761
Cure from the Stage 2	(246)	(135)	(37)
Cure from the Stage 3		(6)	(4)
Net increase / (Reversal)	7	(380)	(341)
Closing balance	(2,001)	(2,135)	(1,685)
Stage 1 [Member] | Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(759)	(733)	(886)
Transfer to Stage 2	250	29	76
Transfer to Stage 3	153	56	337
Cure from the Stage 2	(39)	(24)	(82)
Cure from the Stage 3		(9)	(66)
Net increase / (Reversal)	(568)	(78)	(112)
Closing balance	(963)	(759)	(733)
Stage 1 [Member] | Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(805)	(787)	(811)
Transfer to Stage 2	98	12	38
Transfer to Stage 3	82	33	221
Cure from the Stage 2	(79)	(40)	(21)
Cure from the Stage 3		(4)	(15)
Net increase / (Reversal)	(73)	(19)	(199)
Closing balance	(777)	(805)	(787)
Stage 1 [Member] | Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(12)	(12)	(12)
Transfer to Stage 2	2	1
Transfer to Stage 3			1
Cure from the Stage 2	(8)	(5)	(8)
Cure from the Stage 3		(1)	(6)
Net increase / (Reversal)	8	5	13
Closing balance	(10)	(12)	(12)
Stage 1 [Member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,013)	(702)	(438)
Transfer to Stage 2	142	97	6
Transfer to Stage 3	20	31	254
Cure from the Stage 2	(659)	(66)	(108)
Cure from the Stage 3	(45)	(50)	(7)
Net increase / (Reversal)	159	(323)	(409)
Closing balance	(1,396)	(1,013)	(702)
Stage 3 [Member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(24,715)	(23,737)	(17,714)
Transfer to Stage 1	134	101	231
Transfer to Stage 2	892	356	11,313
Cure from the Stage 1	(409)	(184)	(2,599)
Cure from the Stage 2	(4,287)	(1,116)	(1,923)
Derecognition	13,547	16,437	19,974
Net increase / (Reversal)	(7,289)	(16,572)	(33,019)
Closing balance	(22,127)	(24,715)	(23,737)
Stage 3 [Member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(9,827)	(8,972)	(3,155)
Transfer to Stage 1	85	23
Transfer to Stage 2	147	36	1,558
Cure from the Stage 1	(1)	(6)	(355)
Cure from the Stage 2	(193)	(89)	(684)
Derecognition	1,172	956	2,995
Net increase / (Reversal)	376	(1,775)	(9,331)
Closing balance	(8,241)	(9,827)	(8,972)
Stage 3 [Member] | Small and medium businesses [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(3,554)	(4,452)	(4,462)
Transfer to Stage 1	4	6	121
Transfer to Stage 2	195	153	3,037
Cure from the Stage 1	(75)	(29)	(603)
Cure from the Stage 2	(430)	(182)	(287)
Derecognition	2,471	3,648	3,862
Net increase / (Reversal)	(1,474)	(2,698)	(6,120)
Closing balance	(2,863)	(3,554)	(4,452)
Stage 3 [Member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(8,787)	(9,206)	(9,697)
Transfer to Stage 1		22	103
Transfer to Stage 2	145	112	6,528
Cure from the Stage 1	(313)	(118)	(1,387)
Cure from the Stage 2	(3,258)	(721)	(860)
Derecognition	8,520	10,728	12,103
Net increase / (Reversal)	(4,724)	(9,604)	(15,996)
Closing balance	(8,417)	(8,787)	(9,206)
Stage 3 [Member] | Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(316)	(393)	(565)
Transfer to Stage 1		2	13
Transfer to Stage 2	16	14	309
Cure from the Stage 1	(8)	(8)	(67)
Cure from the Stage 2	(113)	(43)	(55)
Derecognition	283	433	671
Net increase / (Reversal)	(150)	(321)	(699)
Closing balance	(288)	(316)	(393)
Stage 3 [Member] | Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(3,288)	(2,863)	(3,158)
Transfer to Stage 1		6	4
Transfer to Stage 2	29	5	2,403
Cure from the Stage 1	(70)	(21)	(761)
Cure from the Stage 2	(1,309)	(293)	(418)
Derecognition	3,155	3,891	4,641
Net increase / (Reversal)	(1,507)	(4,013)	(5,574)
Closing balance	(2,990)	(3,288)	(2,863)
Stage 3 [Member] | Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(3,812)	(4,643)	(4,850)
Transfer to Stage 1		9	66
Transfer to Stage 2	78	57	2,881
Cure from the Stage 1	(153)	(56)	(337)
Cure from the Stage 2	(1,194)	(261)	(329)
Derecognition	3,724	5,190	5,592
Net increase / (Reversal)	(2,452)	(4,108)	(7,666)
Closing balance	(3,809)	(3,812)	(4,643)
Stage 3 [Member] | Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,301)	(1,246)	(1,074)
Transfer to Stage 1		4	15
Transfer to Stage 2	13	27	913
Cure from the Stage 1	(82)	(33)	(221)
Cure from the Stage 2	(628)	(121)	(54)
Derecognition	1,336	1,177	1,151
Net increase / (Reversal)	(597)	(1,109)	(1,976)
Closing balance	(1,259)	(1,301)	(1,246)
Stage 3 [Member] | Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(70)	(61)	(50)
Transfer to Stage 1		1	5
Transfer to Stage 2	9	9	22
Cure from the Stage 1			(1)
Cure from the Stage 2	(14)	(3)	(4)
Derecognition	22	37	48
Net increase / (Reversal)	(18)	(53)	(81)
Closing balance	(71)	(70)	(61)
Stage 3 [Member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,547)	(1,107)	(400)
Transfer to Stage 1	45	50	7
Transfer to Stage 2	405	55	190
Cure from the Stage 1	(20)	(31)	(254)
Cure from the Stage 2	(406)	(124)	(92)
Derecognition	1,384	1,105	1,014
Net increase / (Reversal)	(1,467)	(2,495)	(1,572)
Closing balance	(2,606)	(2,547)	(1,107)
Stage 2 [Member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(5,307)	(5,102)	(4,987)
Transfer to Stage 1	1,483	469	638
Transfer to Stage 3	4,287	1,116	1,923
Cure from the Stage 1	(1,070)	(262)	(418)
Cure from the Stage 3	(892)	(356)	(11,313)
Net increase / (Reversal)	(2,952)	(1,172)	9,055
Closing balance	(4,451)	(5,307)	(5,102)
Stage 2 [Member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,174)	(1,501)	(2,078)
Transfer to Stage 1	259	104	172
Transfer to Stage 3	193	89	684
Cure from the Stage 1	(7)	(7)	(136)
Cure from the Stage 3	(147)	(36)	(1,558)
Net increase / (Reversal)	281	177	1,415
Closing balance	(595)	(1,174)	(1,501)
Stage 2 [Member] | Small and medium businesses [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(701)	(898)	(721)
Transfer to Stage 1	177	79	170
Transfer to Stage 3	430	182	287
Cure from the Stage 1	(213)	(51)	(115)
Cure from the Stage 3	(195)	(153)	(3,037)
Net increase / (Reversal)	(55)	140	2,518
Closing balance	(557)	(701)	(898)
Stage 2 [Member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,209)	(2,232)	(1,907)
Transfer to Stage 1	388	220	188
Transfer to Stage 3	3,258	721	860
Cure from the Stage 1	(708)	(107)	(161)
Cure from the Stage 3	(145)	(112)	(6,528)
Net increase / (Reversal)	(2,700)	(699)	5,316
Closing balance	(2,116)	(2,209)	(2,232)
Stage 2 [Member] | Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(108)	(147)	(155)
Transfer to Stage 1	16	16	40
Transfer to Stage 3	113	43	55
Cure from the Stage 1	(55)	(15)	(15)
Cure from the Stage 3	(16)	(14)	(309)
Net increase / (Reversal)	(44)	9	237
Closing balance	(94)	(108)	(147)
Stage 2 [Member] | Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,261)	(1,145)	(797)
Transfer to Stage 1	246	135	37
Transfer to Stage 3	1,309	293	418
Cure from the Stage 1	(303)	(50)	(32)
Cure from the Stage 3	(29)	(5)	(2,403)
Net increase / (Reversal)	(1,048)	(489)	1,632
Closing balance	(1,086)	(1,261)	(1,145)
Stage 2 [Member] | Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(567)	(662)	(718)
Transfer to Stage 1	39	24	82
Transfer to Stage 3	1,194	261	329
Cure from the Stage 1	(250)	(29)	(76)
Cure from the Stage 3	(78)	(57)	(2,881)
Net increase / (Reversal)	(1,013)	(104)	2,602
Closing balance	(675)	(567)	(662)
Stage 2 [Member] | Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(262)	(251)	(221)
Transfer to Stage 1	79	40	21
Transfer to Stage 3	628	121	54
Cure from the Stage 1	(98)	(12)	(38)
Cure from the Stage 3	(13)	(27)	(913)
Net increase / (Reversal)	(577)	(133)	846
Closing balance	(243)	(262)	(251)
Stage 2 [Member] | Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(11)	(27)	(16)
Transfer to Stage 1	8	5	8
Transfer to Stage 3	14	3	4
Cure from the Stage 1	(2)	(1)
Cure from the Stage 3	(9)	(9)	(22)
Net increase / (Reversal)	(18)	18	(1)
Closing balance	(18)	(11)	(27)
Stage 2 [Member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,223)	(471)	(281)
Transfer to Stage 1	659	66	108
Transfer to Stage 3	406	124	92
Cure from the Stage 1	(142)	(97)	(6)
Cure from the Stage 3	(405)	(55)	(190)
Net increase / (Reversal)	(478)	(790)	(194)
Closing balance	R$ (1,183)	R$ (1,223)	R$ (471)